As filed with the Securities and Exchange Commission on March 30, 1999
                                                   Registration No. 333-29289
                                                            File No. 811-8255

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                        --
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                |__|
                                                                        --
         Pre-Effective Amendment No. ______                            |__|
                                                                        --
         Post-Effective Amendment No.    6                             | X|

                                     and/or
                                                                        --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        |__|
                                                                        --
         Amendment No.    7                                            | X|

                        (Check appropriate box or boxes)
                              THE WORLD FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
             1500 Forest Avenue, Suite 223, Richmond, Virginia 23229
               (Address of Principal Executive Offices)(Zip Code)

                                  (800)-527-9525
               Registrant's Telephone Number, Including Area Code
                           Steven M. Felsenstein, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practical after this post-effective amendment of this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

          --
         |_X|  immediately upon filing pursuant to paragraph (b)
          --
         |__|  on (date) pursuant to paragraph (b)
          --
         | _  60 days after filing pursuant to paragraph (a)(1)
          --
         |__|  on (date) pursuant to paragraph (a)(1)
          --
         |__|  75 days after filing pursuant to paragraph (a)(2)
          --
         |__|  on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
          --
         |__| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                TABLE OF CONTENTS

         This  Filing  of  a   post-effective   amendment  to  the  Registrant's
         registration statement on Form N-1A consists of the following:


         1. The prospectus of the CSI Equity Fund series and CSI Fixed Income Fund series of the Registrant are hereby incorporated
                  by   reference   to     post-effective   amendment  to  the
                  Registrant's registration statement on Form N-1A No. 5 filed with the U.S. Securities and Exchange Commission on January 29, 1999;

         2. The statement of additional information of the CSI Equity Fund series and CSI Fixed Income Fund series of the Registrant are
                  hereby   incorporated  by  reference  to   post-effective
                  amendment No. 5 to the Registrant's registration statement on Form N-1A filed with the U.S. Securities and Exchange Commission on January 29, 1999; and

         3.        Part C.


         This filing of a post-effective amendment to the Registrant's registration statement on Form N-1A does not in any way amend or modify the currently effective prospectuses and statements of additional information of the three other series of the Registrant, namely the Sand Hill Portfolio Manager Fund, Third Millennium Russia Fund and The New Market Fund series.

         The following is added at the end of the Statement of Additional Information of the CSI Equity Fund series and CSI Fixed Income Fund series of the Registrant.

         The financial statements, including notes to financial statements, and reports of independent accountants of the Company with respect to the Equity Fund and the Fixed Income Fund, for the fiscal year ended August 31,1998 are hereby incorporated by reference herein to the Annual Report to Shareholders of the Company with respect to the Equity Fund and the Fixed Income Fund as filed with the U.S. Securities and Exchange Commission on October 31, 1998.

y





                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS

         (a) (1) Articles of Incorporation of the Registrant are herein incorporated by reference to the Registrant's Initial Registration from the Statements on Form N-1A (File Nos. 333-29289 and 811-8255) filed with the Securities and Exchange Commission (the "SEC") on June 16, 1997.

                  (2) Articles Supplementary of the Registrant creating the CSI Equity Fund series and the CSI Fixed Income Fund series are herein incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Initial Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255).

                  (3) Articles Supplementary of the Registrant creating the Third Millennium Russia Fund series and the New Market Fund series are herein incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A File Nos. 333-29289 and 811-8255) as filed with the SEC on July 8, 1998.

                  (4) Articles Supplementary of the Registrant increasing the amount of authorized shares are herein incoporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File Nos. 333-28289 and 811-8255) as filed with the SEC on July 8, 1998.

         (b) By-Laws of the Registrant are incorporated by reference herein to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) filed with the SEC on June 16, 1997.

         (c)      Not Applicable.

         (d)      (1)      Investment  Advisory  Agreement  dated August 19,
                           1997  between  Sand  Hill  Advisors,   Inc.  and  the
                           Registrant  on  behalf  of the  Sand  Hill  Portfolio
                           Manager Fund is herein  incorporated by reference to
                           Post-Effective   Amendment  No.  2  to   Registrant's
                           Registration   Statement  on  Form  N-1A  (File  Nos.
                           333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                  (2) Investment Advisory Agreement dated October 14, 1997 between CSI Capital Management, Inc. and the Registrant on behalf of the CSI Equity Fund is herein incorporated by reference to Amendment Post-Effective No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                  (3) Investment Advisory Agreement dated October 14, 1997 between CSI Capital Management Inc. and the Registrant on behalf of the CSI Fixed Income Fund is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                  (4) Investment Advisory Agreement between Third Millennium Investment Advisors LLC and the Registrant on behalf of the Third Millennium Russia Fund series is herein incorporated by reference to Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 811-8255) as filed with the SEC on December 29, 1998.

                  (5) Investment Management Agreement between Virginia Management Investment Corporation and the Registrant on behalf of New Market Fund series is herein incorporated by reference to Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 811-8255) as filed with the SEC on December 29, 1998.

                  (6) Investment Advisory Agreement between Virginia Management Investment Corporation and the London Company of Virginia on behalf of New Market Fund series is herein incorporated by reference to Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 811-8255) as filed with the SEC on December 29, 1998.

         (e)      (1)      Distribution Agreement dated August 19, 1997 between
                           First Dominion Capital Corp. and the
                           Registrant is herein incorporated by reference to Post-Effective Amendment No. 2 to
                           Registrant's Registration Statement on Form N-1A
                           (File Nos. 333-29289 and 811-8255) as
                           filed with the SEC on December 1, 1997.

                  (2)      Distribution   Agreement  dated  September  21,  1998
                           between First Dominion Capital Corporation and the Registrant is deleted and is no longer filed.

                  (3) FORM OF Broker-Dealer Selling Agreement is herein incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on July 8, 1998.

         (f)      Not Applicable.

         (g)      (1)      Custody  Agreement  dated August 19, 1997 between
                           Star Bank,  N.A. and the  Registrant on behalf of the
                           Sand   Hill   Portfolio   Manager   Fund  is   herein
                           incorporated by reference to Post-Effective Amendment
                           No. 2 to Registrant's  Registration Statement on Form
                           N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                  (2) Custody Agreement dated October 14, 1997 between Star Bank, N.A. and the Registrant is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                  (3) Custody Agreement dated October 28, 1998 between Brown Brothers Harriman & Co. and the Registrant on behalf of the Third Millennium Russia Fund is herein incorporated by reference to Amendment No. 5 to Registrant's Registration Statement on Form N-1A File No. 811-8255) as filed with the SEC on December 28, 1998.

                  (4) Foreign Custody Manager Delegation Agreement between Brown Brothers Harriman & Co. and the Registrant dated June 26, 1998 on behalf of the Third Millennium Russia Fund is herein incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 29, 1999.

         (h)      (1)      Transfer Agency Agreement dated August 19, 1997
                           between Fund Services, Inc. and the
                           Registrant is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's
                           Registration Statement on Form N-1A (File Nos.
                           333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                  (2) Administrative Services Agreement dated August 19, 1997 between Commonwealth Shareholder Services, Inc. and the Registrant on behalf of the Sand Hill Portfolio Manager Fund is herein incorporated by reference to Post- Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (file Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                  (3) Administrative Services Agreement dated October 14, 1997 between Commonwealth Shareholder Services, Inc. and the Registrant on behalf of the CSI Equity Fund is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (file Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                  (4) Administrative Services Agreement dated October 14, 1997 between Commonwealth Shareholder Services, Inc. and the Registrant on behalf of the CSI Fixed Income Fund is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (file Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                  (5) Administrative Services Agreement between Commonwealth Shareholder Services, Inc. and the Registrant on behalf of the Third Millennium Russia Fund series is herein incorporated by reference to Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 811-8255) as filed with the SEC on December 29, 1998.

                  (6) Administrative Services Agreement between Commonwealth Shareholder Services, Inc. and the Registrant on behalf of the New Market Fund series in herein incorporated by reference to Amendment
                           No 5 to Registrant's Registration Statement on Form N-1A (File No.8255) as filed with the SEC on December 29, 1998.

                  (7) Fund Accounting Servicing Agreement dated October 14, 1997 between Star Bank, N.A. and the Registrant on behalf of the Sand Hill Portfolio Manager Fund is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (file Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                   (8) Fund Accounting Servicing Agreement dated October 14, 1997 between Star Bank N.A. and the Registrant is herein incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (file Nos. 333-29289 and 811-8255) as filed with the SEC on December 1, 1997.

                  (9) Accounting Agency Agreement between Brown Brothers Harriman & Co. and the Registrant dated October 28, 1998 on behalf of the Third Millennium Russia Fund is herein incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-
                           8255) as filed with the SEC on January 29, 1999.

            (i)      Not Applicable.

         (j) Consent of Independent Accountants is filed herewith as Exhibit EX-99.j.

         (k)      Not Applicable.

         (l)      Not applicable.

         (m)      (1)      Distribution  Plan  pursuant to Rule 12b-1 dated
                           September 21, 1998 on behalf of the Third  Millennium
                           Russia Fund series is herein incorporated by reference to Post Effective Amendment No. 5 to
                           Registrant's Registration Statement on Form N-1A
                           (File No. 8255) as filed with the SEC on December 29,
                           1998.

                  (2)      Distribution   Plan  pursuant  to  Rule  12b-1  dated
                           September 21, 1998 on behalf of the New Market Fund series is herein incorporated by reference to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 8255) as filed with the SEC on December 29, 1998.

         (n)      (1)      Financial data schedule for the CSI Equity Fund is
                           herein incorporated by reference to Post-Effective
                           Amendment No. 5 to the Registrant's Registration
                           Statement on Form N-1A (File Nos. 333-29289 and 811-
                           8255) as filed with the SEC on January 29, 1999.

                  (2) Financial data schedule for the CSI Fixed Income Fund is herein incorporated by reference to Post-Effective No 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-
                           8255) as filed with the SEC on January 29, 1999.

         (o)      Not Applicable.

         (p) Powers-of-Attorney for Samuel Boyd, Jr., William E. Poist and Paul M. Dickinson are incorporated by reference to the Registrant's Initial Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on June 16, 1997.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  None.

ITEM 25.          INDEMNIFICATION.

         The Registrant is incorporated under the General Corporation Law (the "GCL") of the State of Maryland. The Registrant's Articles of
         Incorporation provide the indemnification of directors, officers and other agents of the corporation to the fullest extent permitted under the GCL. The Articles limit such indemnification so as to comply with the prohibition against indemnifying such persons under Section 17 of the Investment Company Act of 1940, as amended, for certain conduct set forth in that section ("Disabling Conduct"). Contracts between the Registrant and various service providers include provisions for indemnification, but also forbid the Registrant to indemnify affiliates for Disabling Conduct.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

         Sand Hill Advisors, Inc., the investment advisor to the Sand Hill Portfolio Manager Fund series, provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of December 31, 1998, had approximately $340 million in assets under management.

        CSI Capital Management, Inc., ("CSI") the investment advisor to the CSI Equity Fund series and the CSI Fixed Income Fund series, provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of December 31, 1998 had approximately $175 million in assets under management. A principal of CSI acts as trustee supervising an additional $30 million in assets.

         Third Millennium Investment Advisors, LLC, the investment advisor to the Third Millennium Russia Fund, is a newly formed advisor formed for the purpose of advising Registered Investment Companies.

         Virginia Management Investment Corporation, the investment manager to the New Market Fund series is a newly formed advisor formed for the purpose of advising Registered Investment Companies. The London Company of Virginia (The London Company") is the investment advisor to the New Market Fund pursuant to an Investment Advisory Agreement between Virginia Management Investment Corporation and The London Company.

         For information as to any other business, profession, vocation or employment of a substantial nature in which each of the foregoing investment advisors, and each director, officer or partner of such investment advisors, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the investment advisor's Form ADV listed opposite the investment advisor's name below, which is currently on file with the SEC as required by the Investment Advisors Act of 1940, as amended.

    Name of Investment Adviser                       Form ADV File Number

             Sand Hill Advisors, Inc.                         801-17601
             CSI Capital Management, Inc.                     801-14549
             Third Millennium Investment Advisors, LLC        801-55720
             Virginia Management Investment Corporation       801-55697
             The London Company of Virginia                   801-46604

ITEM 27. PRINCIPAL UNDERWRITERS

         (a)      Vontobel Funds, Inc.




         (b)

Name and Principal         Position and Office       Positions and
Business Address           with Underwriter          Offices with Fund

John Pasco, III            President, Chief          Chairman, President
1500 Forest Avenue         Financial Officer,        and Treasurer
Suite 223                  Treasurer and
Richmond VA 23229          Director

Mary T. Pasco              Director                  Assistant Secretary
1500 Forest Avenue
Suite 223
Richmond, VA 23229

Darryl S. Peay             Vice President            Assistant Secretary
1500 Forest Avenue                                   Assistant Compliance
Suite 223                                            Officer
Richmond, VA 23229

Lori J. Martin             Vice President and        None
1500 Forest Avenue         Assistant Secretary
Suite 223
Richmond, VA 23229

F. Byron Parker, Jr.       Secretary                 Secretary
Mustian & Parker
8002 Discovery Drive
Suite 101
Richmond, VA 23229


         (c)      Not Applicable.



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books or other documents of the Registrant required to be maintained by Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

         (a) Shareholder account records (including share ledgers, duplicate confirmations, duplicate account statements and applications forms) of the Registrant are maintained by its transfer agent, Fund Services, Inc., at 1500 Forest Avenue, Suite 111, Richmond, VA. 23229.

         (b)      With  respect  to Sand Hill  Portfolio  Manager  Fund  series:
                  Investment records including research information, records relating to the placement of brokerage transactions, memorandums regarding investment recommendations for supporting and/or authorizing the purchase or sale of assets, information relating to the placement of securities transactions, and certain records concerning investment recommendations of the Sand Hill Portfolio Manager Fund series are maintained at the series' investment advisor, Sand Hill Advisors, Inc., at 3000 Sand Hill Road, Building 3, Suite 150, Menlo Park, CA 94025.

         (c) With respect to CSI Fixed Income Fund series and CSI Equity Fund Series: Investment records including research information, records relating to the placement of brokerage transactions, memorandums regarding investment recommendations for supporting and/or authorizing the purchase or sale of assets, information relating to the placement of securities transactions, and certain records concerning investment recommendations of the CSI Fixed Income Fund and CSI Equity Fund series are maintained at the series' investment advisor, CSI Capital Management, 445 Bush Street, 5th Floor, San Francisco, CA 94108.

         (d)      With   respect  to  Third   Millennium   Russia  Fund  series:
                  Investment records including research information, records relating to the placement of brokerage transactions, memorandums regarding investment recommendations for supporting and/or authorizing the purchase or sale of assets, information relating to the placement of securities transactions, and certain records concerning investment recommendations of the Third Millennium Russia Fund series are maintained at the series' investment advisor, Third Millennium Investment Advisors, LLC, 515 Madison Avenue, 24th Floor, New York, N.Y. 10022.

         (e) With respect to the New Market Fund series: Investment records including research information, records relating to the placement of brokerage transactions, memorandums regarding investment recommendations for supporting and/or authorizing the purchase or sale of assets, information relating to the placement of securities transactions, and certain records concerning investment recommendations of the New Market Fund series are maintained at the series' Investment Advisor, The London Company Riverfront Plaza, West Tower, 901 E. Byrd Street, Suite 1350A, Richmond, Virginia 23219.

         (f) Accounts and records for portfolio securities and other investment assets, including cash of the Sand Hill Portfolio Manager Fund, the CSI Fixed Income Fund, the CSI Equity Fund and the New Market Fund series are maintained in the custody of the Registrant's custodian bank, Star Bank, N.A., 425 Walnut Street, P.O. Box 1118, Cincinnati, Ohio 45201-1118.

         (g) Accounts and records for portfolio securities and other investment assets, including cash of the Third Millennium Russia Fund series are maintained in the custody of the Registrant's custodian bank, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA. 02109.

         (h) Accounting records, including general ledgers, supporting ledgers, pricing computations, etc. of the Sand Hill Portfolio Manager Fund, the CSI Fixed Income Fund, the CSI Equity Fund
                  and the New Market Fund series are maintained by the Registrant's accounting services agent, Star Bank, N.A., 425 Walnut Street, P.O. Box 1118, Cincinnati, Ohio 45201-1118.

         (i) Accounting records, including general ledgers, supporting ledgers, pricing computations, etc. of the Third Millennium Russia Fund series are maintained by the Registrant's accounting services agent, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA. 02109.

         (j) Administrative records, including copies of the charter, by-laws, minute books, agreements, compliance records and reports, certain shareholder communications, etc., are kept at the Registrant's principal office, at 1500 Forest Avenue, Suite 223, Richmond, VA 23229, by the Registrant's Administrator, Commonwealth Shareholder Services, Inc., whose address is the same as Registrant's.

         (k) Records relating to distribution of shares of the Registrant are maintained by the Registrant's distributor, First Dominion Capital Corp. at 1500 Forest Avenue, Suite 223, Richmond, VA 23229.

ITEM 29. MANAGEMENT SERVICES

         There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 30. UNDERTAKINGS.

         The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Richmond, and the Commonwealth of Virginia on the 30th day of March 1999.

                                  THE WORLD FUNDS, INC.
                                  Registrant




                                  By /s/John Pasco, III
                                  John Pasco, III, Chairman and
                                  Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated below.

(Signature)                                 (Title)                    (Date)

/s/John Pasco, III                  Director, Chairman        March 30, 1999
John Pasco, III                     Chief Executive
                                    Officer and Chief
                                    Financial officer

/s/ Samuel Boyd, Jr.*               Director                  March 30, 1999
Samuel Boyd, Jr.

/s/ Paul M. Dickinson*              Director                  March 30, 1999
Paul M. Dickinson


/s/ William E. Poist*               Director                  March 30, 1999
William E. Poist

/s/ John Pasco, III
John Pasco, III

* Pursuant to Powers-of-Attorney on File



Exhibit No.                      EXHIBIT INDEX                 EDGAR EXHIBIT #

Exhibit 23(j)                  Consent of Independent             Ex.99.j
                                    Accountants







               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS




     We consent to the references to our firm in the Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of The World Funds, Inc. and to the use of our reports each dated September 25, 1998 on the financial statements and financial highlights of CSI Equity Fund and CSI Fixed Income Fund, each a series of The World Funds, Inc. Such financial statements, financial highlights, and reports of independent certified public accountants appear in the 1998 Annual Report to Shareholders, which is incorporated by reference in the Registration Statement and Prospectus.




                                            /s/ Tait, Weller & Baker
                                            Tait, Weller & Baker


Philadelphia, Pennsylvania
March 30, 1999







                       STRADLEY RONON STEVENS & YOUNG, LLP
             2600 One Commerce Square, Philadelphia, Pa. 19103-7098
                   215-564-8039 e-mail - msteiner@stradley.com



                                                              March 30, 1999
VIA EDGAR



Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      The World Funds, Inc.
                  File Numbers: 811-8255 and 333-29289
                  Post-Effective Amendment No. 6 to Registration Statement

Gentlemen:

         Transmitted herewith for electronic filing with the U.S. Securities and Exchange Commission (the "Commission) on behalf of The World Funds, Inc. (the "Fund"), pursuant to Rule 485(b) under the Securities Act of 1933, as amended the (the "1933 Act"), is Post-Effective Amendment No. 6 (Amendment No. 7 under the Investment Company Act of 1940, as amended (the ("1940 Act"), referred to herein as the "Amendment") to the registration statement of the Fund. The Amendment is being filed to incorporate the financial statements and reports of independent accountants by reference to the Fund's Annual Report to Shareholders and to file an exhibit.

         The Fund intends to prepare and file hereafter a Post-Effective Amendment under Rule 485(b) under the 1933 Act (the "485(b) Amendment") containing the prospectus and Statement of Additional Information ("SAI") for the Sand Hill Portfolio Manger Fund series that are substantially similar to the Prospectus and SAI of the CSI Equity Fund series and CSI Fixed Income Fund series of the Fund (incorporating the applicable SEC staff's comments on such Prospectus and SAI). The Fund will request at that time that, due to this substantial similarity, the 485(b) Amendment receive selective review to permit the 485(b) Amendment to be effective in time to meet the 1933 Act,
Section 10(a) requirement for the Sand Hill Portfolio Manager Fund.

         The other two series of the Fund, the Third Millennium Russia Fund and The New Market Fund, commenced operations after the beginning of the Fund's current fiscal year on September 1, 1998 and the Fund is not amending the prospectuses and SAIs for these two series at this time.

         Should you have any questions regarding the filing of the foregoing documents, please feel free to call or e-mail the undersigned.

                                                   Sincerely,



                                                  /s/ Merrill R. Steiner
                                                  Merrill R. Steiner

cc:   John C. Grzeskiewicz, Esq.
      John Pasco, III
      Darryl S. Peay
      Steven M. Felsenstein, Esq.
      Diane J. Drake, Esq.